Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Aeronautical revenue	$ 609,751	$ 262,809	$ 219,995
Non aeronautical revenue
Commercial revenue	612,545	362,087	259,713
Construction service revenue	149,796	79,760	125,778
Other revenue	6,571	2,257	1,870
Timing of revenue recognition	1,378,663	706,913	607,356
Revenue	1,378,663	706,913	607,356
Over time
Non aeronautical revenue
Timing of revenue recognition	1,035,506	560,834	500,049
At a point in time
Non aeronautical revenue
Timing of revenue recognition	114,826	28,126	14,105
Revenues accounted for under IFRS 16
Non aeronautical revenue
Timing of revenue recognition	$ 228,331	$ 117,953	$ 93,202